Oxford Finance Loan Agreement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Minimum Aggregate Future Loan Payments
The Company has the following minimum aggregate future loan payments as of March 31, 2022 (in thousands):

Nine months ending December 31, 2022	$—
Year ending December 31, 2023	16,666
Year ending December 31, 2024	20,000
Year ending December 31, 2025	3,334

Total minimum payments	$40,000
Less unamortized debt discount	(410)
Plus accumulated accretion of final fees	852

Total carrying value of debt	40,442
Less current portion	(1,667)

Long-term debt, net of current portion	$38,775

The Company has the following minimum aggregate future loan payments as of December 31, 2021 (in thousands):

Year ending December 31, 2022	$—
Year ending December 31, 2023	16,666
Year ending December 31, 2024	20,000
Year ending December 31, 2025	3,334

Total minimum payments	$40,000
Less unamortized debt discount	(459)
Plus accumulated accretion of final fees	716
Less current portion	—

Long-term debt, net of current portion	$40,257